Other operating results, net (Tables)	12 Months Ended
Jun. 30, 2020
Other Operating Results Net [Abstract]
Schedule of other operating results

	June 30, 2020	June 30, 2019	June 30, 2018
Gain from disposal of subsidiary and associates	(247)	983	860
Donations	(167)	(284)	(169)
Lawsuits and other contingencies	(109)	(96)	1,069
Operating interest expense	659	486	400
Others (1)	968	(816)	(51)
Total other operating results, net	1,104	273	2,109

(1) As of June 30, 2018, it includes a favorable ruling entered in a lawsuit in the Operations Center in Israel for an amount of approximately Ps. 1,165. Includes legal costs and expenses.